Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 13: Stockholders’ Equity

Common Stock

The Company’s Board of Directors has given management the authority to purchase up to $2.4 billion of the Company’s common stock.  The Company, under this authorization, may purchase shares directly or indirectly by way of open market transactions or structured programs, including the use of derivatives, for the Company’s own account or through commercial banks or financial institutions.

Changes in the number of shares of the Company’s outstanding stock for the last three years were as follows:

	Common Stock	Treasury Stock	Shares Outstanding

Balance - December 31, 2010	263,111,472	(19,197,642)	243,913,830

Purchase of treasury stock	–	(49,000)	(49,000)
Stock issued under stock compensation plans	–	1,667,245	1,667,245

Balance - December 31, 2011	263,111,472	(17,579,397)	245,532,075

Purchase of treasury stock	–	(412,800)	(412,800)
Stock issued under stock compensation plans	–	1,576,861	1,576,861

Balance - December 31, 2012	263,111,472	(16,415,336)	246,696,136

Purchase of treasury stock	–	(26,955,623)	(26,955,623)
Stock issued under stock compensation plans	–	1,687,795	1,687,795

Balance - December 31, 2013	263,111,472	(41,683,164)	221,428,308

  At December 31, 2013, 19,975,744 shares of unissued common stock were reserved for future issuance under various stock compensation plans.

Preferred Stock

The Company is authorized to issue up to 10.0 million shares of preferred stock, par value of $0.1 per share.  Shares of preferred stock may be issued in one or more series of classes, each of which series or class shall have such distinctive designation or title and terms as shall be fixed by the Board of Directors of the Company prior to issuance of any shares.

Retained Earnings

Delaware law, under which the Company is incorporated, provides that dividends may be declared by the Company’s Board of Directors from a current year’s earnings as well as from the total of capital in excess of par value plus the retained earnings, which amounted to approximately $8.0 billion at December 31, 2013.

In addition, dividends to be paid by OneSubsea to the venture partners require approval by the Board of Directors of OneSubsea.